Significant transactions and events - Frame Acquisition - Purchase Price Allocation (Details) € in Thousands	Sep. 30, 2022 EUR (€)
Significant transactions and events
Deferred tax liabilities arising on taxable temporary differences	€ 20
Deferred tax assets arising mainly from tax loss carry forwards	1,550
Tax loss carry forwards	1,530
Frame Pharmaceuticals B.V., Amsterdam, Netherlands
Significant transactions and events
Non-current assets	6,592
Property, plant and equipment	206
Right-of-use assets	170
Intangible assets (Technology)	6,216
Current assets	966
Trade and other receivables	658
Cash and cash equivalents	308
Total assets	7,558
Non-current liabilities	134
Lease liabilities	114
Deferred tax liabilities (net of deferred tax assets)	20
Current liabilities	406
Lease liabilities	55
Accounts Payables	346
Other current liabilities	5
Total liabilities	540
Net assets acquired	7,018
Tax loss carry forwards	€ 5,800